Contract balances and Other liabilities	12 Months Ended
Mar. 31, 2019
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure Of Contract balances and Other liabilities Explanatory [Text Block]
18.	Contract balances and Other liabilities

A)	Contract balances

The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2019		March 2018
Trade Receivables		10,003,960		8,820,579
Contract Assets – Unbilled Revenue		33,634		57,550
Contract liabilities – Deferred Income
Current contract liabilities	1,333,802		1,172,061
Non current contract liabilities	1,022,385		776,106
Total Contract liabilities – Deferred Income		2,356,187		1,948,167

The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2019

Particulars	₹ .
Balance as of April 1, 2018	57,550
Less: Invoiced during the period	23,916
Balance as at March 31, 2019	33,634

The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2019

Particulars	₹ .
Balance as of March 31, 2018	1,948,167
Add: Impact due to adoption of IFRS 15	146,926
Balance as of April 1, 2018	2,095,093
Less: Revenue recognized during the period	(11,610,003)
Add: Invoiced during the period but revenue not recognized	11,869,275
Add: Translation gain or (loss)	1,822
Balance as at March 31, 2019	2,356,187

Contract Cost and Amortisation
Costs to fulfil customer contracts are deferred and amortized over the contract period. For the year ended March 31, 2019 the Company has capitalised
₹
168,498 and amortised
₹
164,177 There was no impairment loss in relation to the capitalised cost.

Incremental costs of obtaining a contract are recognised as assets and amortized over the contract period. The Company recognises incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognised is one year or less.

B)	Other Liabilities

	March 31, 2019	March 31, 2018
Deferred income and other liabilities	172,423	983,152
	172,423	983,152
Financial liabilities included in other liabilities	172,423	207,046